UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – March 31, 2012

Item 1.  Schedule of Investments.

CHOU OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2012 (Unaudited)

Shares	Security Description	Value

Equity Securities - 67.5%
Common Stock - 67.5%
Communications - 15.6%
950,529	Overstock.com, Inc. (a)	$4,980,772
210,900	Sprint Nextel Corp. (a)	601,065
2,880,000	UTStarcom Holdings Corp. (a)	4,176,000
		9,757,837
Consumer Discretionary - 22.3%
100,000	Aeropostale, Inc. (a)	2,162,000
2,190	Orchard Supply Hardware Stores Corp. (a)	45,224
236,000	RadioShack Corp.	1,467,920
36,112	Ryanair Holdings PLC, ADR (a)	1,310,143
88,500	Sears Holdings Corp. (a)	5,863,125
116,100	The Gap, Inc.	3,034,854
		13,883,266
Consumer Staples - 1.3%
209,310	Alliance One International, Inc. (a)	789,099

Financials - 23.9%
157,480	Asta Funding, Inc.	1,286,612
18	Berkshire Hathaway, Inc., Class A (a)	2,194,200
100,000	Citigroup, Inc.	3,655,000
80,300	Flagstone Reinsurance Holdings SA	631,961
50,000	Jefferies Group, Inc.	942,000
300,000	MBIA, Inc. (a)	2,940,000
26,000	The Goldman Sachs Group, Inc.	3,233,620
		14,883,393
Information Technology - 0.1%
3,200	Dell, Inc. (a)	53,120

Materials - 4.3%
190,072	AbitibiBowater, Inc. (a)	2,714,228

Total Common Stock (Cost $42,058,617)	42,080,943

Shares	Security Description	Rate	Value

Preferred Stock - 0.0%
Consumer Discretionary - 0.0%
2,190	Orchard Supply Hardware Stores Corp., Series A (b) (Cost $4,413)	0.00%	4,577

Total Equity Securities (Cost $42,063,030)	42,085,520

Principal	Security Description	Rate	Maturity	Value

Corporate Convertible Bonds - 7.4%
Consumer Staples - 7.4%
$8,100,000	MannKind Corp. (Cost $4,878,972)	3.75%	12/15/13	4,606,875

Shares	Security Description	Value

Warrants - 10.3%
659,430	Bank of America Corp. (a)	3,066,349
195,386	JPMorgan Chase & Co. (a)	2,614,265
77,400	Wells Fargo & Co. (a)	778,644

Total Warrants (Cost $4,960,116)	6,459,258

Total Investments - 85.2% (Cost $51,902,118)*	$53,151,653

Other Assets & Liabilities, Net – 14.8%	9,240,174
Net Assets – 100.0%	$62,391,827

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Zero coupon bond. Interest rate presented is yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,882,393
Gross Unrealized Depreciation	(7,632,858)
Net Unrealized Appreciation	$1,249,535

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$48,544,778
Level 2 - Other Significant Observable Inputs	4,606,875
Level 3 - Significant Unobservable Inputs	-
Total	$53,151,653

The Level 1 inputs displayed in this table are Common Stock, Preferred Stock and Warrants. The Level 2 input displayed is a Corporate Convertible Bond. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no significant transfers between Level 1 and Level 2 for the period ended March 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 1.6%
Energy - 1.6%
22,365	Compton Petroleum Corp. (a)	$88,993

Materials - 0.0%
49	AbitibiBowater, Inc. (a)	700

Total Common Stock (Cost $252,220)	89,693

Principal	Security Description	Rate	Maturity	Value

Fixed Income Securities - 79.0%
Corporate Convertible Bonds - 34.9%
Communications - 0.9%
$30,000	Level 3 Communications, Inc.	6.50%	10/01/16	48,150

Consumer Staples - 22.2%
2,137,000	MannKind Corp.	3.75	12/15/13	1,215,419

Financials - 8.1%
1,000,000	CompuCredit Holdings Corp.	5.88	11/30/35	443,750

Materials - 3.7%
400,000	USEC, Inc.	3.00	10/01/14	200,000

Total Corporate Convertible Bonds (Cost $2,294,903)	1,907,319

Corporate Non-Convertible Bonds - 23.1%
Communications - 9.5%
40,000	Dex One Corp.	12.00	01/29/17	11,900
300,000	Media General, Inc.	11.75	02/15/17	292,500
233,239	Morris Publishing Group, LLC	10.00	09/01/14	213,997
				518,397
Financials - 12.6%
500,000	BAC Capital Trust XV (b)	1.29	06/01/56	353,895
550,000	MBIA Insurance Corp. (b)(c)	14.00	01/15/33	338,250
				692,145
Materials - 1.0%
100,000	Catalyst Paper Corp. (c)(d)	11.00	12/15/16	52,500

Total Corporate Non-Convertible Bonds (Cost $1,104,926)	1,263,042

Foreign Government Bonds - 3.2%

45,000	European Financial Stability Facility	0.40	03/12/13	59,891
45,000	European Financial Stability Facility	1.00	03/12/14	59,922
9,000	Hellenic Republic Government Bond (e)	2.00	02/24/23	3,094
9,000	Hellenic Republic Government Bond (e)	2.00	02/24/24	2,973
9,000	Hellenic Republic Government Bond (e)	2.00	02/24/25	2,829
9,000	Hellenic Republic Government Bond (e)	2.00	02/24/26	2,792
9,000	Hellenic Republic Government Bond (e)	2.00	02/24/27	2,699
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/28	2,740
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/29	2,650
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/30	2,649
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/31	2,601
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/32	2,657
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/33	2,530
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/34	2,534
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/35	2,543
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/36	2,539
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/37	2,597
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/38	2,533
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/39	2,536
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/40	2,538
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/41	2,602
9,600	Hellenic Republic Government Bond (e)	2.00	02/24/42	2,607
189,000	Hellenic Republic Government Bond (b)	0.00	10/15/42	1,644

Total Foreign Government Bonds (Cost $179,724)	174,700

Foreign Treasury Bills - 0.3%
13,348	European Financial Stability Facility Treasury Bill (f)	0.00	09/12/12	17,778

Total Foreign Treasury Bills (Cost $17,573)	17,778

Syndicated Loans - 17.5%

375,327	Dex Media West, LLC (b)	7.25	10/24/14	242,400
1,602,883	RH Donnelley, Inc. (b)	9.00	10/24/14	712,778

Total Syndicated Loans (Cost $1,590,634)	955,178

Total Fixed Income Securities (Cost $5,187,760)	4,318,017

Total Investments - 80.6% (Cost $5,439,980)*	$4,407,710

Other Assets & Liabilities, Net – 19.4%	1,059,368
Net Assets – 100.0%	$5,467,078

LLC	Limited Liability Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of March 31, 2012.
(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $390,750 or 7.1% of net assets.
(d)	Security is currently in default and is on scheduled interest or principal payment.
(e)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of March 31, 2012.
(f)	Zero coupon bond. Interest rate presented is yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$258,149
Gross Unrealized Depreciation	(1,290,419)
Net Unrealized Depreciation	$(1,032,270)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Level 1	Level 2	Level 3	Total

Investments At Value
Common Stock
Energy	$88,993	$-	$-	$88,993
Materials	700	-	-	700
Corporate Convertible Bonds	-	1,907,319	-	1,907,319
Corporate Non-Convertible Bonds	-	1,263,042	-	1,263,042
Foreign Government Bonds	-	174,700	-	174,700
Foreign Treasury Bills	-	17,778	-	17,778
Syndicated Loans	-	955,178	-	955,178
Total Investments At Value	$89,693	$4,318,017	$-	$4,407,710

There were no significant transfers between Level 1 and Level 2 for the period ended March 31, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S.M. Chou
Francis S.M. Chou, Principal Executive Officer

Date:	May 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis S.M. Chou
Francis S.M. Chou, Principal Executive Officer

Date:	May 9, 2012

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer

Date:	May 9, 2012